Property, Plant And Equipment And Rental Equipment - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Rental Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised in profit or loss, rental equipment	$ 0.5	$ 2.6	$ 26.4
Earnings or Loss [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation of property plant and equipment	65.9	62.9	63.7
Cost of Goods Sold [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation of property plant and equipment	62.2	59.2	60.1
Selling and Administrative Expenses [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation of property plant and equipment	$ 3.7	$ 3.7	$ 3.6